Long-Term Incentive Plans - Additional Information (Detail) - USD ($) $ in Millions			12 Months Ended
	Jan. 08, 2016	Jun. 18, 2014	Dec. 31, 2015
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of common shares that may be delivered			19,250,000
Vesting period of award			3 years
Unrecognized compensation cost			$ 25.1
Unrecognized compensation cost weighted-average period			2 years 5 months 1 day
Restricted Stock [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Vesting period of award		4 years
Aggregate award of restricted stock issued to employees and each independent director		1,052,633
Director [Member] | Restricted Stock [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Vesting period of award		1 year
Aggregate award of restricted stock issued to employees and each independent director		5,263
Director [Member] | Restricted Stock [Member] | Subsequent Event [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Vesting period of award	1 year
Aggregate award of restricted stock issued to employees and each independent director	8,023